SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aurelius Capital Management, LP
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Address:   535 Madison Avenue
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           22nd Floor
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           New York, NY 10022
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Form 13F File Number:     28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D. Corcoran Jr.
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Title:     Chief Financial Officer
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Phone:     (646) 445-6575
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Signature, Place, and Date of Signing:

       /s/ William D. Corcoran Jr.     New York, New York         11/14/08
       ---------------------------   ---------------------------  ----------
              [Signature]                [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             13
                                               -------------

Form 13F Information Table Value Total:           74,312
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                                                (thousands)


List of Other Included Managers:  NONE


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                           FORM 13F INFORMATION TABLE



       COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6    COLUMN7           COLUMN 8
       --------               --------       --------  --------       --------     --------    -------           --------
                                                        VALUE    SHRS OR SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE       SHARED    NONE
    --------------         --------------     -----    --------  ------- --- ----  ----------  --------  ----       ------    ----
AMBAC FINL GROUP INC       COM              023139108      117    50,000 SH        SOLE                  50,000
AMERICAN INTL GROUP INC    COM              026874107      999   300,000 SH        SOLE                 300,000
CALPINE CORP               COM NEW          131347304    1,758   135,202 SH        SOLE                 135,202
GENERAL ELECTRIC CO        COM              369604103    5,100   200,000 SH  PUT   SOLE                 200,000
GENERAL MTRS CORP          COM              370442105    1,890   200,000 SH        SOLE                 200,000
MACYS INC                  COM              55616P104   10,775   599,300 SH        SOLE                 599,300
MERRILL LYNCH & CO INC     COM              590188108    5,060   200,000 SH  PUT   SOLE                 200,000
MORGAN STANLEY             COM NEW          617446448    3,450   150,000 SH  PUT   SOLE                 150,000
PENNEY J C INC             COM              708160106   10,969   329,000 SH        SOLE                 329,000
SPDR GOLD TRUST            GOLD SHS         78463V107   26,959   316,900 SH        SOLE                 316,900
SPDR SERIES TRUST          KBW REGN BK ETF  78464A698    1,090    30,700 SH  PUT   SOLE                  30,700
WELLS FARGO & CO NEW       COM              949746101    3,753   100,000 SH  PUT   SOLE                 100,000
YRC WORLDWIDE INC          COM              984249102    2,392   200,000 SH  PUT   SOLE                 200,000

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